Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.34593	1.28717
Average foreign exchange rate	1.39209	1.26423